Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Revenues:
Net investment income																	$ 4,689.0	$ 4,697.9		$ 4,968.8
Fee income																	3,666.3	3,515.4		3,603.6
Premiums																	1,956.3	1,861.1		1,770.0
Net realized gains (losses):
Total other-than-temporary impairments																	(43.7)	(74.1)		(550.6)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)																	(8.0)	(19.0)		(47.9)
Net other-than-temporary impairments recognized in earnings																	(35.7)	(55.1)		(502.7)
Other net realized capital gains (losses)																	(2,499.1)	(1,225.7)		(1,028.7)
Total net realized capital gains (losses)																	(2,534.8)	(1,280.8)		(1,531.4)
Other revenue																	433.0	378.5		428.2
Net investment income (loss)																	545.2	556.6		528.4
Changes in fair value related to collateralized loan obligations																	3.5	(113.4)		(48.8)
Total revenues	2,364.0		2,435.3		2,140.6		1,818.6		2,203.8		2,564.3		3,361.9		1,485.3		8,758.5	9,615.3		9,718.8
Benefits and expenses:
Policyholder benefits																	2,409.4	2,613.5		3,286.5
Interest credited to contract owner account balance																	2,088.4	2,248.1		2,455.5
Operating expenses																	2,686.7	3,155.0		3,030.8
Net amortization of deferred policy acquisition costs and value of business acquired																	442.8	722.3		387.0
Interest expense																	184.8	153.7		139.3
Interest expense																	180.6	106.4		68.4
Other expense																	7.7	10.3		73.5
Total benefits and expenses	1,736.4		2,015.3		2,215.8		2,032.9		2,311.9		2,190.4		2,508.8		1,998.2		8,000.4	9,009.3		9,441.0
Income (loss) before income taxes	627.6		420.0		(75.2)		(214.3)		(108.1)		373.9		853.1		(512.9)		758.1	606.0		277.8
Income tax expense (benefit)																	(32.5)	(5.2)		175.0
Net income (loss)	653.7		447.7		(85.3)		(225.5)		(106.9)		386.8		852.1		(520.8)		790.6	611.2		102.8
Less: Net income (loss) attributable to noncontrolling interest	105.6		101.1		(3.1)		(13.5)		(84.2)		20.3		217.7		(15.6)		190.1	138.2		190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ 548.1		$ 346.6		$ (82.2)		$ (212.0)		$ (22.7)		$ 366.5		$ 634.4		$ (505.2)		$ 600.5	$ 473.0		$ (88.1)
Net income (loss) available to ING U.S., Inc.'s common shareholders per common share:
Basic	$ 2.10	[1]	$ 1.33	[1]	$ (0.33)	[1]	$ (0.92)	[1]	$ (0.10)	[1]	$ 1.59	[1]	$ 2.76	[1]	$ (2.20)	[1]	$ 2.40	$ 2.06	[1]	$ (0.38)	[1]
Diluted	$ 2.08	[1]	$ 1.32	[1]	$ (0.33)	[1]	$ (0.92)	[1]	$ (0.10)	[1]	$ 1.59	[1]	$ 2.76	[1]	$ (2.20)	[1]	$ 2.38	$ 2.06	[1]	$ (0.38)	[1]
Cash dividends declared per share of common stock	$ 0.01		$ 0.01		$ 0.00		$ 0.00		$ 0.00		$ 0.00		$ 0.00		$ 0.00		$ 0.02	$ 0.00		$ 0.00

[1]	Per-share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.